Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Long-term debt	$ 628,953	$ 340,447
IBERIABANK
Debt Instrument
Long-term debt	$ 508,843	220,337
IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Minimum FHLB advance amortization period	1 year 6 months
Maximum FHLB advance amortization period	30 years
Long-term debt	$ 480,118	136,628
IBERIABANK | Federal Home Loan Bank Notes | Blanket Floating Lien
Debt Instrument
Additional advances available from FHLB	4,900,000
IBERIABANK | Federal Home Loan Bank Notes | Pledge of Investment Securities
Debt Instrument
Additional advances available from FHLB	1,500,000
IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Long-term debt	$ 120,110	$ 120,110
Debt Instrument term	30 years
Earliest call date after issue	5 years
Earliest interest payment deferral date (in years or 20 consecutive quarters)	5 years
Percent of subordinate debt excluded from Tier 1 regulatory capital requirements	100.00%	75.00%
Increase in percent of subordinate debt excluded from Tier 1 regulatory capital requirements	25.00%
Weighted Average | IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Weighted average advance rate on FHLB advances	1.76%	3.79%